CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net income (loss)	$ 888	$ (262)	$ 1,018
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	1,314	1,568	1,451
Share-based payments	200	186	150
Finance income	(159)	(201)	(149)
(Gain) loss on disposal of property, plant and equipment	(126)	(52)	(19)
Finance expense	93	145	137
Amortization of deferred income from government grants	(34)	(31)	(29)
Gain on acquisition of joint venture interest	(31)	0	0
Deferred income taxes	27	72	50
Impairment charges	0	935	0
Other operating activities	28	(37)	32
Change in assets and liabilities:
Receivables, prepayments and other assets	(280)	(71)	(169)
Inventories	81	(137)	(148)
Trade and other payables	(339)	(411)	(190)
Net change in working capital	(538)	(619)	(507)
Interest received	147	167	123
Interest paid	(59)	(118)	(121)
Income taxes paid	(19)	(31)	(11)
Net cash provided by operating activities	1,731	1,722	2,125
INVESTING ACTIVITIES
Purchases of property, plant and equipment and intangible assets	(722)	(625)	(1,804)
Acquisitions, net of cash acquired	(682)	(69)	0
Proceeds from government grants	148	10	138
Proceeds from sale of property, plant and equipment and intangible assets	170	56	24
Purchases of marketable securities	(1,618)	(1,876)	(1,419)
Proceeds from sale of marketable securities	292	88	10
Proceeds from maturities of marketable securities	1,198	1,292	935
Purchases of equity securities	(59)	0	0
Proceeds from sale of a business	0	0	236
Other investing activities	(1)	(1)	(2)
Net cash used in investing activities	(1,274)	(1,125)	(1,882)
FINANCING ACTIVITIES
Repayments of debt and lease obligations	(860)	(637)	(305)
Net proceeds from borrowings	20	31	46
Proceeds from issuance of equity instruments	(5)	23	42
Purchase of treasury stock	0	(200)	0
Other financing activities	0	(2)	5
Net cash used in financing activities	(845)	(785)	(212)
Effect of exchange rate changes on cash and cash equivalents	5	(7)	4
Net increase (decrease) in cash and cash equivalents	(383)	(195)	35
Cash and cash equivalents at the beginning of the year	2,192	2,387	2,352
Cash and cash equivalents at the end of the year	$ 1,809	$ 2,192	$ 2,387